Regulatory Capital Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Actual and required Bank capital amounts
Total Capital to risk weighted assets Bank, Actual	$ 67,729	$ 66,300
Total Capital to risk weighted assets Bank, Actual, Ratio	19.20%	19.10%
Total Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes	28,277	27,700
Total Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	35,346	34,600
Total Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	10.00%	10.00%
Tier 1 (Core) Capital to risk weighted assets Bank, Actual	64,134	62,400
Tier 1 (Core) Capital to risk weighted assets Bank, Actual, Ratio	18.10%	18.00%
Tier 1 (Core) Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes	14,138	13,900
Tier 1 (Core) Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 (Core) Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	21,207	20,800
Tier 1 (Core) Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	6.00%	6.00%
Tier 1 (Core) Capital to average assets Bank	64,134	62,400
Tier 1 (Core) Capital to average assets Bank, Ratio	13.00%	13.00%
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes	19,754	19,200
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	$ 24,692	$ 24,000
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	5.00%	5.00%